Commitments and Contingencies Citations (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Proposed assessed penalties	$ 1,200,000	$ 0
Accrued liability from citations	0	771,800
Total accrual liability	$ 1,246,735	$ 0